EARNINGS PER SHARE	12 Months Ended
Jan. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

The following table summarizes the calculation of basic and diluted net income per ordinary share attributable to Cognyte for the years ended January 31, 2024, 2023, and 2022:

	Year Ended January 31,
(in thousands except share and per share data)	2024	2023	2022
Net loss	$(11,645)	$(109,951)	$(10,256)
Net income attributable to noncontrolling interest	3,925	4,181	4,634
Net loss attributable to Cognyte Software Ltd.	$(15,570)	$(114,132)	$(14,890)

Ordinary shares outstanding:
Basic shares	70,081	67,924	66,570
Effective of dilutive shares	—	—	—
Diluted shares	70,081	67,924	66,570

Net loss per share attributable to Cognyte Software Ltd.:
Basic and diluted	$(0.22)	$(1.68)	$(0.22)

For the years ended January 31, 2024, 2023, and 2022 we had 733 thousand, 480 thousand and 603 thousand potentially dilutive shares, respectively.